Additional Financial Information - Schedule of Other Assets and Other Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Other current assets
Prepaid expenses and other	$ 38.0	$ 34.8	$ 36.0
Restricted cash		43.7	27.5
Restricted cash	42.8	43.7	27.5
Contract assets	72.5	59.9
Contract assets		59.9	63.5
Interest rate swap assets		35.6	0.0
Interest rate swap assets	0.0	35.6
Tax credits receivable	140.7	199.1	129.5
Other current assets	294.0	373.1	256.5
Other non-current assets
Prepaid expenses and other		18.3	7.4
Prepaid expenses and other	16.9	18.3
Restricted cash		13.7	13.0
Restricted cash	10.8	13.7	13.0
Accounts receivable	48.0	111.7	37.8
Contract assets		3.2	5.1
Contract assets	10.3	3.2
Tax credits receivable	440.6	361.7	341.8
Operating lease right-of-use assets	300.1	344.3	116.8
Interest rate swap assets	0.7	0.0	41.1
Other non-current assets	827.4	852.9	563.0
Starz Business of Lions Gate Entertainment Corp
Other current assets
Prepaid expenses and other	17.4	18.1	18.8
Other current assets	17.4	18.1	18.8
Other non-current assets
Accounts receivable	2.1	3.5	1.4
Operating lease right-of-use assets	38.6	44.5	52.2
Other non-current assets	$ 40.7	$ 48.0	$ 53.6